UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   March 31, 2010


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        LS Power Partners, LP
Address:     1700 Broadway
             35th Floor
             New York, New York 10019



Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        James Bartlett
Title:       President
Phone:       212-615-3456

Signature, Place, and Date of Signing:

James Bartlett              New York, NY                May 17, 2010
 [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[ X  ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[    ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:             3

Form 13F Information Table Value Total:            $687,053
                                                  (thousands)

List of Other Included Managers:                   None





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

    COLUMN 1           COLUMN 2       COLUMN 3      COLUMN 4             COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
                                                     VALUE     SHRS OR PRN  SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS       CUSIP        (X1000)      AMOUNT    PRN   CALL  DISCRETION  MANAGERS     SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP       Common Stock       131347304      489,980     41,209,416 SH          SOLE                  41,209,416    0      0
------------------------------------------------------------------------------------------------------------------------------------
DYNEGY INC DEL     CL A               26817G102       89,379     70,935,742 SH          SOLE                  70,935,742    0      0
------------------------------------------------------------------------------------------------------------------------------------
TRANSALTA CORP     Common Stock       89346D107      107,694      4,884,068 SH          SOLE                   4,884,068    0      0
------------------------------------------------------------------------------------------------------------------------------------

                                                    ---------
                                                     687,053
                                                    =========

